Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Operating activities
(Loss) income before income tax	$ (38,296)	$ (755,774)	$ 4,976,671	$ 3,502,218
Non-cash adjustment to reconcile income before tax to net cash flows from operating activities:
Depreciation and amortization	27,802	548,687	536,543	456,717
Provision for doubtful accounts	239	4,720	9,164	8,825
Finance income	(5,361)	(105,795)	(102,591)	(47,034)
Finance cost	4,376	86,357	35,116	21,703
Net foreign exchange differences	25,556	504,366	(1,054,333)	(483,329)
Financial instruments	2,534	50,007	353,943	287,550
Net gain on disposal of rotable spare parts, furniture and equipment and gain on sale of aircraft	(3,292)	(64,978)	(483,565)	(180,433)
Employee benefits	236	4,657	3,122	2,549
Aircraft and engine lease extension benefit and other benefits from service agreements	(5,096)	(100,580)	(82,178)	(62,122)
Management incentive and long-term incentive plans	445	8,783	4,826	4,250
Cash flows from operating activities before changes in working capital	9,143	180,450	4,196,718	3,510,894
Changes in operating assets and liabilities:
Related parties	(1,221)	(24,091)	50,706	13,749
Other accounts receivable	7,082	139,774	(157,370)	(52,157)
Recoverable and prepaid taxes	(22,243)	(438,966)	(361,377)	63,499
Inventories	(2,582)	(50,966)	(80,811)	(23,400)
Prepaid expenses	36,790	726,020	(1,027,040)	(353,451)
Other assets	1,112	21,941	19,540	28,758
Guarantee deposits	2,910	57,425	(1,957,350)	(1,164,911)
Suppliers	9,936	196,082	136,178	300,447
Accrued liabilities	14,690	289,920	499,584	272,555
Other taxes and fees payable	17,887	353,014	523,524	433,863
Unearned transportation revenue	409	8,069	196,313	536,319
Financial instruments	6,387	126,053	(450,902)	(637,879)
Other liabilities	567	11,198	260,437	127,170
Cash flows from operating activities before interest received and income tax paid	80,867	1,595,923	1,848,150	3,055,456
Interest received	5,361	105,795	102,591	47,034
Income tax paid	(36,272)	(715,849)	(972,009)	(32,877)
Net cash flows provided by operating activities	49,956	985,869	978,732	3,069,613
Investing activities
Acquisitions of rotable spare parts, furniture and equipment	(127,778)	(2,521,752)	(2,198,697)	(1,403,863)
Acquisitions of intangible assets	(6,633)	(130,908)	(60,792)	(52,228)
Pre-delivery payments reimbursements	10,841	213,947	1,733,093	669,718
Proceeds from disposals of rotable spare parts, furniture and equipment	9,033	178,273	498,438	185,096
Net cash flows used in investing activities	(114,537)	(2,260,440)	(27,958)	(601,277)
Financing activities
Proceeds from exercised stock options	32	638	20,186	23,461
Treasury shares purchase	(512)	(10,108)	(17,025)
Interest paid	(5,340)	(105,388)	(39,350)	(41,538)
Other finance interest paid			(137,830)	(40,113)
Payments of financial debt	(46,864)	(924,867)	(1,531,460)	(801,335)
Proceeds from financial debt	123,535	2,438,025	1,716,244	924,611
Net cash flows provided by financing activities	70,851	1,398,300	10,765	65,086
Increase in cash and cash equivalents	6,270	123,729	961,539	2,533,422
Net foreign exchange differences on cash balance	(12,369)	(244,101)	952,399	359,034
Cash and cash equivalents at beginning of year	358,303	7,071,251	5,157,313	2,264,857
Cash and cash equivalents at end of year	$ 352,204	$ 6,950,879	$ 7,071,251	$ 5,157,313